Employee Retirement and Other Benefits - Estimated Future Pension and OPEB Benefits Payments and Medicare Prescription Drug Improvement and Modernization Act of 2003 Subsidy (Detail) (USD $)
In Millions, unless otherwise specified
Dec. 31, 2013
Medicare Part D Subsidy Receipts [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	$ 3
2015	3
2016	3
2017	3
2018	3
2019 - 2023	15
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	2,243
2015	2,200
2016	2,162
2017	2,128
2018	2,103
2019 - 2023	10,177
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	181
2015	178
2016	177
2017	176
2018	175
2019 - 2023	$ 876